Goodwill and intangible assets - Type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets	€ 1,263	€ 1,620
Customer relationships
Intangible assets
Intangible assets	923	1,178
Patents and licenses
Intangible assets
Intangible assets	151	183
Technologies
Intangible assets
Intangible assets	83	133
Amortization and translation difference		24
Tradenames and other
Intangible assets
Intangible assets	€ 106	€ 126
Average for the year | Customer relationships
Intangible assets
Remaining amortization period	3 years
Average for the year | Patents and licenses
Intangible assets
Remaining amortization period	4 years
Average for the year | Technologies
Intangible assets
Remaining amortization period	2 years
Average for the year | Tradenames and other
Intangible assets
Remaining amortization period	4 years